[LOGO]

                               [GRAPHIC OMITTED]

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                                  SMITH BARNEY
                                SMALL CAP BLEND
                                   FUND, INC.
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                                                              ------------------
                                                              STYLE PURE SERIES

                                                              SEMI-ANNUAL REPORT

                                                              JUNE 30, 2000
                                                              ------------------

                                   [LOGO] Smith Barney
                                          Mutual Funds

                  Your Serious Money Professionally Managed(SM)

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

Smith Barney Small Cap
Blend Fund, Inc.

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--------------------------------------------------------------------------------

The Smith Barney Small Cap Blend Fund, Inc. ("Fund") seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies with relatively small market capitalizations at the time of investment. These are companies with market capitalizations in excess of $100 million and in the lowest 20% of publicly traded U.S. companies.

Smith Barney Small Cap Blend Fund, Inc.
Average Annual Total Returns
June 30, 2000

                                                 Without Sales Charges(1)
                                        ----------------------------------------
                                        Class A          Class B         Class L
================================================================================

Six-Month+                               3.31%            2.89%            2.89%
--------------------------------------------------------------------------------
One-Year                                15.73            14.82            14.74
--------------------------------------------------------------------------------
Five-Year                               16.51              N/A              N/A
--------------------------------------------------------------------------------
Ten-Year                                11.02              N/A              N/A
--------------------------------------------------------------------------------
Since Inception++                       10.89            12.17            12.41
================================================================================

                                                   With Sales Charges(2)
                                        ----------------------------------------
                                        Class A          Class B         Class L
================================================================================
Six-Month+                              (1.85)%          (2.02)%           0.89%
--------------------------------------------------------------------------------
One-Year                                 9.94             9.98            12.65
--------------------------------------------------------------------------------
Five-Year                               15.32              N/A              N/A
--------------------------------------------------------------------------------
Ten-Year                                10.45              N/A              N/A
--------------------------------------------------------------------------------
Since Inception++                       10.34            11.64            12.05
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares. Prior to June 23, 1997, dividends were reinvested according to the Fund's reinvestment plan, thereafter at net asset value.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any. Prior to June 23, 1997 dividends were reinvested according to the Fund's reinvestment plan, thereafter at net asset value. In addition, Class A and L shares reflect the deduction of the current maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are January 23, 1990, June 25, 1997 and June 24, 1997, respectively. The Fund operated as a closed-end fund until June 23, 1997.

--------------------------------------------------------------------------------
STRATEGY HIGHLIGHT
--------------------------------------------------------------------------------

We look to offer long-term capital appreciation by employing an active investment strategy that focuses primarily on individual stock selection and remains diversified across several industries and sectors. We seek companies with above -- average earnings growth, a pattern of reported earnings that exceeds market expectations, rising earnings estimates over the next several quarters and high relative return based on invested capital.

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WHAT'S INSIDE
--------------------------------------------------------------------------------

A Message from the Chairman ...........................................        1

Shareholder Letter ....................................................        2

Historical Performance ................................................        4

Smith Barney Small Cap Blend Fund, Inc. at a Glance ...................        7

Schedule of Investments ...............................................        8

Statement of Assets and Liabilities ...................................       17

Statement of Operations ...............................................       18

Statements of Changes in Net Assets ...................................       19

Notes to Financial Statements .........................................       20

Financial Highlights ..................................................       25

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

[PHOTO OMITTED]

HEATH B.
MCLENDON

Chairman

Dear Shareholder:

For years, individuals and their families and businesses have looked to the investment professionals of SSB Citi Fund Management LLC for thoughtful insights and advice. For some, the solution has been a long-term investment strategy, incorporating multiple stock and bond mutual funds. Others have invested with specific portfolio managers who are recognized and respected for their insights and record.

The Smith Barney Small Cap Blend Fund, Inc., which invests in U.S. companies with relatively small market capitalizations, represents an opportunity for you, the serious investor, to take part in the anticipated growth of many emerging companies across several industry sectors.

In our opinion, the lessons of the past may be used to better understand the challenges and opportunities of the future. We believe SSB Citi Fund Management LLC represents extensive asset management expertise. We also believe that expertise is achieved through the intelligent application of knowledge and experience. Our portfolio managers have managed portfolios across markets and cycles.

Whatever your investment objective may be, we think that following a disciplined investment plan is of paramount importance in these exciting but also uncertain times. We encourage you to work closely with your financial professional to map out an investment plan that fits in with your objectives -- be it retirement, estate planning or educational needs.

When you invest with SSB Citi Fund Management LLC, you do so with the confidence that your interests come first, your investment success is paramount and that the ultimate in resources is being committed to your financial future. Thank you for investing with us.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

August 7, 2000


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Smith Barney Small Cap Blend Fund, Inc.                                        1

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Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO OMITTED]

SANDIP A.
BHAGAT, CFA

Vice President

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Small Cap Blend Fund, Inc. ("Fund") for the period ended June 30, 2000. In this report we have summarized the period's prevailing economic and market conditions and outlined our portfolio strategy.(1) A detailed summary of the Fund's performance can be found in the appropriate sections that follow. The information provided represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund's portfolio. We hope you find this report to be useful and informative.

Performance Update & Investment Strategy

For the six months ended June 30, 2000, the Fund's Class A shares, without and with sales charges, returned 3.31% and a negative 1.85%, respectively. In comparison, the Russell 2000 Index(2) returned 3.04% for the same period. Please note that past performance is not indicative of future results. For performance on the Fund's other share classes, please refer to pages four through six.

One of the Fund's goals is to capture the performance of the small cap stock market with a high degree of consistency. We do not attempt to time the market nor do we focus on exploiting market sector opportunities based on economic forecasts. Instead, we employ an active investment strategy based on a sophisticated, proprietary model that seeks to identify small cap stocks that are likely to perform better than their peers do. As a result of our investment approach, the Fund's holdings are widely diversified among 250 to 300 companies that may perform in a manner comparable to the Russell 2000 Index, a broad measure of the small cap market.

Market Overview

The first half of 2000 saw unprecedented levels of volatility in the stock market. Interest rates rose early in the first quarter and then fell significantly as the quarter progressed. By the end of the first quarter, the benchmark 30-year U.S. Treasury yield had dropped to below 6% while the increasingly more relevant 10-year bond yield fell to 6%. Interest rates experienced wide swings through the second quarter and the volatility in the bond market negatively impacted the stock market.

The tug-of-war between growth(3) and value(4) stocks and large- and small-cap stocks continued through the first half of 2000. Growth and small-cap stocks came out ahead at the beginning of the year, stumbled badly in March and April and then staged a comeback at the end of the quarter. The ebb and flow in style performance coincided with market sentiment which in turn led to either a flight or a return to quality.

In our opinion, the big stock market event of 2000 took place during the month of April 2000 when the speculative bubble in the shares of what many

----------
(1) Please note that the Fund's holdings are subject to change and any discussion of holdings is as of June 30, 2000. Please refer to pages eight through sixteen for a complete list and percentage breakdown of the Fund's holdings.

(2) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 million. Please note that the Russell 2000 Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

(3) Growth stocks are the shares of those companies with historically strong and relatively predictable earnings growth rates.

(4) Value stocks are the shares of those companies that are believed to be undervalued but may have good longer term business prospects.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders
deemed to be overvalued companies in the technology and biotechnology sectors burst. The Nasdaq Composite Index(5) declined more than 25% during the week of April 10, 2000 and declined approximately 15% for the entire month.

Portfolio Update

Over the first six months of 2000, the Fund benefited from its holdings in the health care and producer durables sectors. In the health care sector, the Fund's positions in biotechnology companies such as IDEC Pharmaceuticals, Cor Therapeutics, Abgenix, Human Genome Sciences and Celera Genomics rose sharply in the second quarter largely due to the reported completion of the human genome map project. The recovery in these biotechnology stocks during the period followed dramatic sell-off that began in early March 2000 and lasted until the beginning of June.

The relative gains in the producer durables sector were driven by the strong performance of C&D Technologies, a provider of integrated power systems and components to the telecommunications industry. A significant positive earnings surprise in the first quarter and steadily rising earnings estimates fueled a 60% rise in the price of the company's stock during June.

Unfortunately, the Fund's holdings in the materials and retail sectors negatively impacted performance during the period. The value-oriented materials sector was weak overall, primarily due, in our opinion, to investors' preference for growth stocks. The Fund's holdings in Metals USA, the metals producer and Centex Construction Products did not perform well during the period. Retail stocks were negatively impacted due to rising interest rates, and the Fund's holdings in specialty retailers Pacific Sunwear of California and Men's Wearhouse underperformed.

Market Outlook

Our near-term outlook for the stock market relies heavily on the Fed's monetary policy. The Fed has indicated that it will continue to monitor inflationary developments closely. Economic data reported between now and the next Federal Open Market Committee ("FOMC")(6) meeting scheduled for August will determine if the Fed steps in and raises rates one more time or decides to step to the sidelines as the U.S. election nears.

Thank you for your investment in the Smith Barney Small Cap Blend Fund, Inc. We look forward to continuing to help you achieve your financial goals in the new century.

Sincerely,


/s/ Sandip A. Bhagat, CFA

Sandip A. Bhagat, CFA
Vice President

August 7, 2000

----------
(5) The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market. Please note that an investor cannot invest directly in an index.

(6) The FOMC is a policy-making body of the Federal Reserve System, the U.S. central bank, that is responsible for the formulation of policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                        3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares(1)
--------------------------------------------------------------------------------

                           Net Asset Value
                      -----------------------
                       Beginning        End        Income        Capital Gain      Total
Period Ended          of Period     of Period     Dividends      Distributions    Returns(2)
============================================================================================
6/30/00                 $14.26        $14.06        $0.00            $0.67          3.31%+
--------------------------------------------------------------------------------------------
12/31/99                 13.35         14.26         0.08             1.68         21.09
--------------------------------------------------------------------------------------------
12/31/98                 13.68         13.35         0.00             0.16         (1.31)
--------------------------------------------------------------------------------------------
12/31/97                 12.30         13.68         0.04             1.98         28.25
--------------------------------------------------------------------------------------------
12/31/96                 12.15         12.30         0.04             2.00         20.56
--------------------------------------------------------------------------------------------
12/31/95                 11.78         12.15         0.11             1.94         18.90
--------------------------------------------------------------------------------------------
12/31/94                 12.50         11.78         0.05             0.09         (4.36)
--------------------------------------------------------------------------------------------
12/31/93                 11.49         12.50         0.01             0.00          8.90
--------------------------------------------------------------------------------------------
12/31/92                 10.34         11.49         0.05             0.00         11.71
--------------------------------------------------------------------------------------------
12/31/91                  9.32         10.34         0.14             0.79         22.69
--------------------------------------------------------------------------------------------
Inception* -- 12/31/90   11.12          9.32         0.37             0.00        (12.66)+
============================================================================================
  Total                                             $0.89            $9.31
============================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                      -----------------------
                       Beginning        End        Income        Capital Gain      Total
Period Ended          of Period     of Period     Dividends      Distributions    Returns(2)
============================================================================================
6/30/00                 $13.92        $13.65        $0.00            $0.67          2.89%+
--------------------------------------------------------------------------------------------
12/31/99                 13.09         13.92         0.00             1.68         20.21
--------------------------------------------------------------------------------------------
12/31/98                 13.52         13.09         0.00             0.16         (2.07)
--------------------------------------------------------------------------------------------
Inception* -- 12/31/97   13.34         13.52         0.01             1.98         16.73+
============================================================================================
  Total                                             $0.01            $4.49
============================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                      -----------------------
                       Beginning        End        Income        Capital Gain      Total
Period Ended           of Period     of Period    Dividends      Distributions    Returns(2)
============================================================================================
6/30/00                 $13.91        $13.64        $0.00            $0.67          2.89%+
--------------------------------------------------------------------------------------------
12/31/99                 13.09         13.91         0.00             1.68         20.12
--------------------------------------------------------------------------------------------
12/31/98                 13.51         13.09         0.00             0.16         (1.99)
--------------------------------------------------------------------------------------------
Inception* -- 12/31/97   13.24         13.51         0.01             1.98         17.53+
============================================================================================
  Total                                             $0.01            $4.49
============================================================================================


--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                      -----------------------
                       Beginning        End        Income        Capital Gain      Total
Period Ended          of Period     of Period     Dividends      Distributions    Returns(2)
============================================================================================
6/30/00                 $14.37        $14.20        $0.00            $0.67          3.49%+
------------------------------------------------------------------------------------------
12/31/99                 13.34         14.37         0.03             1.68         21.55
--------------------------------------------------------------------------------------------
12/31/98                 13.63         13.34         0.03             0.16         (0.80)
--------------------------------------------------------------------------------------------
Inception* -- 12/31/97   13.87         13.63         0.04             0.00         (1.42)+
============================================================================================
  Total                                             $0.10            $2.51
============================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                       Without Sales Charges(2)
                                            --------------------------------------------
                                            Class A(1)    Class B    Class L     Class Y
========================================================================================
Six Months Ended 6/30/00+                      3.31%       2.89%       2.89%       3.49%
----------------------------------------------------------------------------------------
Year Ended  6/30/00                           15.73       14.82       14.74       16.21
----------------------------------------------------------------------------------------
Five Years Ended 6/30/00                      16.51         N/A         N/A         N/A
----------------------------------------------------------------------------------------
Ten Years Ended 6/30/00                       11.02         N/A         N/A         N/A
----------------------------------------------------------------------------------------
Inception* through 6/30/00                    10.89       12.17       12.41        8.63
========================================================================================

                                                         With Sales Charges(3)
                                            --------------------------------------------
                                            Class A(1)    Class B    Class L     Class Y
========================================================================================
Six Months Ended 6/30/00+                     (1.85)%     (2.02)%      0.89%       3.49%
----------------------------------------------------------------------------------------
Year Ended 6/30/00                             9.94        9.98       12.65       16.21
----------------------------------------------------------------------------------------
Five Years Ended 6/30/00                      15.32         N/A         N/A         N/A
----------------------------------------------------------------------------------------
Ten Years Ended 6/30/00                       10.45         N/A         N/A         N/A
----------------------------------------------------------------------------------------
Inception* through 6/30/00                    10.34       11.64       12.05        8.63
========================================================================================


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                        5

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(2)
================================================================================
Class A (6/30/90 through 6/30/00)                                184.35%
--------------------------------------------------------------------------------
Class B (Inception* through 6/30/00)                              41.39
--------------------------------------------------------------------------------
Class L (Inception* through 6/30/00)                              42.36
--------------------------------------------------------------------------------
Class Y (Inception* through 6/30/00)                              25.09
================================================================================

(1) The Fund converted from a closed-end fund to an open-end fund on June 23, 1997. Prior to that date, its shares were traded on the American Stock Exchange. As of June 23, 1997, all existing shares were converted to a Class A shares. The total returns noted for Class A shares may have been different if the Fund had been an open-end fund from inception. All historical performance information for Class A shares through June 23, 1997 is based on net asset value while it was a closed-end fund. Closed-end funds are not subject to the same legal requirements as open-end funds, especially to liquidity requirements.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares. Prior to June 23, 1997, dividends were reinvested according to the Fund's dividend reinvestment plan, thereafter, at net asset value.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any. Prior to June 23, 1997, dividends were reinvested according to the Fund's dividend reinvestment plan, thereafter at net asset value. In addition, Class A and L shares reflect the deduction of the current maximum sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, L and Y shares are January 23, 1990, June 25, 1997, June 24, 1997 and October 17, 1997, respectively


--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
Smith Barney Small Cap Blend Fund, Inc. vs. Russell 2000 Index+

                             June 1990 -- June 2000

   [The following table was depicted as a line chart in the printed material.]

Smith Barney Small Cap Blend Fund, Inc.       $28,435

Russell 2000 Index                            $35,713

+ Hypothetical illustration of $10,000 invested on June 30, 1990, assuming reinvestment of dividends and capital gains, if any, through June 30, 2000. As of June 23, 1997, all existing shares became Class A shares. The Fund operated as a closed-end mutual fund until June 23, 1997. Prior to that date, its shares were traded on the American Stock Exchange, and dividends were eligible for reinvestment through the Fund's dividend reinvestment plan; since that time, dividends have been reinvested at net asset value. Current total return information is based on net asset value while it was a closed-end fund. For purposes of this illustration, the current maximum front-end sales charge for Class A shares of 5.00% has been used to compute the initial account value at inception. Closed-end funds are not subject to the same legal requirements as open-end funds, especially with respect to liquidity requirements; therefore, the performance indicated above may have been different had the Fund been an open-end fund since inception. The Russell 2000 Index is comprised of 2000 of the smallest stocks in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification of Common Stock*
--------------------------------------------------------------------------------

    [The following table was depicted as a bar graph in the printed material]

                    Banks - Regional                     4.4%
                    Bio Tech                             6.9%
                    Drugs                                2.9%
                    Financial Services                   2.2%
                    Real Estate                          5.1%
                    Semiconductors                       3.4%
                    Retail - Specialty                   2.8%
                    Software                             7.7%
                    Telecommunications Equipment         5.0%
                    Other                               59.6%

Top Ten Holdings*
------------------------------------------------------
1. IDEC Pharmaceuticals Corp.                     1.0%
------------------------------------------------------
2. Lattice Semiconductor Corp.                    0.9
------------------------------------------------------
3. C&D Technologies, Inc.                         0.9
------------------------------------------------------
4. Affiliated Managers Group, Inc.                0.9
------------------------------------------------------
5. Cor Therapeutics, Inc.                         0.9
------------------------------------------------------
6. Sanmina Corp.                                  0.9
------------------------------------------------------
7. TranSwitch Corp.                               0.8
------------------------------------------------------
8. National Computer Systems, Inc.                0.8
------------------------------------------------------
9. Medicis Pharmaceutical Corp.                   0.8
------------------------------------------------------
10. ADVO, Inc.                                    0.8
------------------------------------------------------

*     As a percentage of total common stock.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                        7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2000
--------------------------------------------------------------------------------

    SHARES                        SECURITY                              VALUE
================================================================================
COMMON STOCK -- 95.7%

Aerospace -- 0.4%
      67,100     Primex Technologies, Inc.                          $  1,476,200
--------------------------------------------------------------------------------
Airlines -- 0.6%
      67,400     Atlas Air, Inc. (a)                                   2,417,975
--------------------------------------------------------------------------------
Auto Parts -- 1.2%
      78,500     Arvin Industries, Inc. (a)                            1,363,938
      40,300     BorgWarner, Inc.                                      1,415,538
      84,800     Donaldson Co., Inc.                                   1,674,800
--------------------------------------------------------------------------------
                                                                       4,454,276
--------------------------------------------------------------------------------
Banks - Regional -- 4.2%
      52,100     Bank United Corp., Class A Shares (b)                 1,833,269
      97,000     Banknorth Group, Inc.                                 1,485,313
      92,421     Brenton Banks, Inc.                                   1,282,341
      53,200     Commerce Bancorp, Inc.                                2,447,200
      96,100     Doral Financial Corp.                                 1,099,144
       3,000     Greater Bay Bancorp                                     140,250
      81,900     Pacific Century Financial Corp.                       1,197,788
     145,872     Republic Bancorp Inc.                                 1,303,731
     113,000     Southwest Bancorporation of Texas, Inc. (a)           2,344,750
      69,900     United Bankshares, Inc.                               1,271,306
      49,300     Westamerica Bancorporation                            1,287,962
--------------------------------------------------------------------------------
                                                                      15,693,054
--------------------------------------------------------------------------------
Beverage -- 0.8%
      35,000     Canandaigua Brands, Class A Shares (a)                1,765,313
      40,400     The Robert Mondavi Corp., Class A Shares (a)          1,239,775
--------------------------------------------------------------------------------
                                                                       3,005,088
--------------------------------------------------------------------------------
Bio Tech -- 6.6%
      17,400     Abgenix, Inc. (a)                                     2,085,553
       6,630     Affymetrix, Inc. (a)                                  1,094,779
      41,800     Aviron (a)(b)                                         1,290,575
      19,400     Celera Genomics (a)(b)                                1,813,900
      36,900     Cor Therapeutics, Inc. (a)(b)                         3,148,031
      48,300     Corixa Corp. (a)                                      2,073,881
      18,100     Gilead Sciences, Inc. (a)                             1,287,363
      15,460     Human Genome Sciences, Inc. (a)                       2,061,978
      30,400     IDEC Pharmaceuticals Corp. (a)(b)                     3,566,300
      11,100     ImClone Systems Inc. (a)(b)                             848,456
       8,810     Incyte Genomics, Inc. (a)(b)                            724,072
      21,500     Millennium Pharmaceuticals, Inc. (a)                  2,405,312
      15,000     Protein Design Labs, Inc. (a)                         2,474,297
--------------------------------------------------------------------------------
                                                                      24,874,497
--------------------------------------------------------------------------------
Broadcasters - Radio-- 0.6%
      69,600     Westwood One, Inc. (a)                                2,375,100
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 June 30, 2000
--------------------------------------------------------------------------------

      SHARES                       SECURITY                            VALUE
================================================================================
Building Materials -- 0.9%
      52,400     Centex Construction Products, Inc.                 $  1,188,825
      42,100     Simpson Manufacturing Co., Inc. (a)                   2,012,906
--------------------------------------------------------------------------------
                                                                       3,201,731
--------------------------------------------------------------------------------
Chemicals -- 2.3%
      77,200     Crompton Corp.                                          945,700
      56,200     Cytec Industries Inc. (a)                             1,387,438
      50,900     The Dexter Corp.                                      2,443,200
      77,200     Ferro Corp.                                           1,621,200
      53,700     OM Group, Inc.                                        2,362,800
--------------------------------------------------------------------------------
                                                                       8,760,338
--------------------------------------------------------------------------------
Computers and Peripherals -- 1.9%
      27,000     Emulex Corp. (a)                                      1,773,563
      31,800     Integrated Device Technology, Inc. (a)(b)             1,904,025
      40,700     RadiSys Corp. (a)                                     2,309,725
      18,500     SanDisk Corp. (a)                                     1,131,969
--------------------------------------------------------------------------------
                                                                       7,119,282
--------------------------------------------------------------------------------
Computer Products and Technologies -- 1.7%
      13,900     Cognex Corp. (a)                                        719,325
      61,600     National Computer Systems, Inc.                       3,033,800
      22,000     Plexus Corp. (a)                                      2,486,000
--------------------------------------------------------------------------------
                                                                       6,239,125
--------------------------------------------------------------------------------
Computer Services -- 0.6%
      38,700     iGATE Capital Corp. (a)                                 532,125
     118,200     Sensormatic Electronics Corp. (a)                     1,869,037
--------------------------------------------------------------------------------
                                                                       2,401,162
--------------------------------------------------------------------------------
Containers -- 1.0%
         68,600     AptarGroup, Inc.                                   1,852,200
        177,300     Ivex Packaging Corp. (a)                           1,972,462
--------------------------------------------------------------------------------
                                                                       3,824,662
--------------------------------------------------------------------------------
Contract Manufacturers -- 0.8%
      35,840     Sanmina Corp. (a)(b)                                  3,064,320
--------------------------------------------------------------------------------
Diversified -- 0.8%
      44,600     PerkinElmer, Inc.                                     2,949,175
--------------------------------------------------------------------------------
Drugs-- 2.8%
      35,400     Alkermes, Inc. (a)                                    1,668,225
      42,300     Alpharma Inc., Class A Shares                         2,633,175
      22,700     Celgene Corp. (a)(b)                                  1,336,463
      42,988     King Pharmaceuticals, Inc. (a)(b)                     1,886,099
      53,150     Medicis Pharmaceutical Corp., Class A Shares (a       3,029,550
--------------------------------------------------------------------------------
                                                                      10,553,512
--------------------------------------------------------------------------------
Electrical Equipment-- 0.9%
      58,600     C&D Technologies, Inc.                                3,310,900
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                        9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

      SHARES                       SECURITY                             VALUE
================================================================================
Engineering and Construction -- 0.5%
      58,900     Jacobs Engineering Group Inc.                       $ 1,925,294
--------------------------------------------------------------------------------
Exploration and Production -- 1.7%
      67,000     Barrett Resources Corp. (a)                           2,039,313
      69,700     Newfield Exploration Co. (a)                          2,727,013
      57,900     Swift Energy Co. (a)                                  1,642,912
--------------------------------------------------------------------------------
                                                                       6,409,238
--------------------------------------------------------------------------------
Financial Services -- 2.1%
      80,400     Enhance Financial Services Group Inc.                 1,155,750
      34,500     Financial Security Assurance Holdings Ltd.            2,617,687
      78,000     The First American Corp.                              1,116,375
     100,900     Medallion Financial Corp.                             1,557,644
      31,200     Radian Group Inc.                                     1,614,600
--------------------------------------------------------------------------------
                                                                       8,062,056
--------------------------------------------------------------------------------
Food -- 0.6%
      120,900     The Earthgrains Co.                                  2,349,994
--------------------------------------------------------------------------------
Freight Shipping -- 0.6%
      69,300     EGL, Inc. (a)                                         2,130,975
--------------------------------------------------------------------------------
Gaming -- 0.7%
      171,000     Aztar Corp. (a)                                       2,650,50
--------------------------------------------------------------------------------
Healthcare Services -- 0.4%
      14,200     Laboratory Corporation of America Holdings (a)        1,095,175
      69,900     Res-Care, Inc. (a)                                      375,712
--------------------------------------------------------------------------------
                                                                       1,470,887
--------------------------------------------------------------------------------
Healthcare Therapy -- 0.3%
      53,500     Renal Care Group, Inc. (a)                            1,308,242
--------------------------------------------------------------------------------
Home Furnishings -- 0.8%
      61,650     Cost Plus, Inc. (a)                                   1,768,584
     124,800     Haverty Furniture Companies, Inc.                     1,060,800
--------------------------------------------------------------------------------
                                                                       2,829,384
--------------------------------------------------------------------------------
Homebuilding -- 1.1%
      46,900     Centex Corp.                                          1,102,150
     101,000     D.R. Horton, Inc.                                     1,369,813
      83,200     Lennar Corp.                                          1,684,800
--------------------------------------------------------------------------------
                                                                       4,156,763
--------------------------------------------------------------------------------
Household Equipment -- 0.7%
      59,700     Fossil, Inc. (a)                                      1,160,419
      14,800     Technitrol, Inc.                                      1,433,750
--------------------------------------------------------------------------------
                                                                       2,594,169
--------------------------------------------------------------------------------
Household Products and Cosmetics-- 0.4%
      27,100     Alberto-Culver Co., Class B Shares                      828,244
      68,900     Oakley, Inc. (a)                                        792,350
--------------------------------------------------------------------------------
                                                                       1,620,594
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

      SHARES                       SECURITY                             VALUE
================================================================================
Insurance -- 1.5%
      44,500     Everest Re Group, Ltd.                              $ 1,462,938
     103,570     Fidelity National Financial, Inc.                     1,896,626
      97,700     HCC Insurance Holdings, Inc.                          1,844,087
      47,933     Medical Assurance, Inc. (a)                             539,246
--------------------------------------------------------------------------------
                                                                       5,742,897
--------------------------------------------------------------------------------
Internet -- 1.7%
      46,200     AppliedTheory Corp. (a)                                 693,000
      60,200     Ask Jeeves, Inc. (a)                                  1,087,363
     145,000     Juno Online Services, Inc. (a)                        1,558,750
      43,800     Open Market, Inc. (a)                                   604,987
      35,600     Rare Medium Group, Inc. (a)                             562,925
      58,200     StarMedia Network, Inc. (a)                           1,098,525
      24,400     VerticalNet, Inc. (a)(b)                                901,275
--------------------------------------------------------------------------------
                                                                       6,506,825
--------------------------------------------------------------------------------
Investment Management Companies -- 0.6%
      46,500     Eaton Vance Corp.                                     2,150,625
--------------------------------------------------------------------------------
Leisure -- 1.0%
      74,700     Boca Resorts, Inc. (a)                                  737,663
      31,600     Harman International Industries, Inc.                 1,927,600
      45,400     Speedway Motorsports, Inc. (a)                        1,044,200
--------------------------------------------------------------------------------
                                                                       3,709,463
--------------------------------------------------------------------------------
Long Distance Telephone Carriers -- 0.8%
      61,000     ITC DeltaCom, Inc. (a)                                1,361,062
      60,900     Primus Telecommunications Group, Inc. (a)             1,514,888
--------------------------------------------------------------------------------
                                                                       2,875,950
--------------------------------------------------------------------------------
Machinery -- 1.7%
      77,000     AMETEK, Inc.                                          1,347,500
      60,900     Astec Industries, Inc. (a)                            1,545,338
      29,800     The Manitowoc Co., Inc.                                 797,150
      48,300     Mettler-Toledo International Inc. (a)                 1,932,000
      67,000     Terex Corp. (a)                                         946,375
--------------------------------------------------------------------------------
                                                                       6,568,363
--------------------------------------------------------------------------------
Medical Devices -- 1.4%
      61,000     CONMED Corp. (a)                                      1,578,375
      66,500     Datascope Corp.                                       2,394,000
      53,100     ResMed Inc. (a)(b)                                    1,420,425
--------------------------------------------------------------------------------
                                                                       5,392,800
--------------------------------------------------------------------------------
Medical Services Distribution -- 1.8%
      94,800     AmeriSource Health Corp., Class A Shares (a)          2,938,800
      62,100     Bindley Western Industries, Inc.                      1,641,769
      31,299     Priority Healthcare Corp., Class B Shares (a)         2,325,907
--------------------------------------------------------------------------------
                                                                       6,906,476
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

    SHARES                       SECURITY                               VALUE
================================================================================
Metals -- 1.0%
     229,900     Metals USA, Inc.                                   $  1,077,656
      76,500     Reliance Steel & Aluminum Co.                         1,463,062
      97,200     Tower Automotive, Inc. (a)                            1,215,000
--------------------------------------------------------------------------------
                                                                       3,755,718
--------------------------------------------------------------------------------
Newspapers -- 0.4%
      46,800     The McClatchy Co., Class A Shares                     1,550,250
--------------------------------------------------------------------------------
Networking -- 1.2%
      48,800     Apex Inc. (a)                                         2,135,000
      47,200     Xircom, Inc. (a)                                      2,242,000
--------------------------------------------------------------------------------
                                                                       4,377,000
--------------------------------------------------------------------------------
Oil Wells and Drilling Equipment -- 1.6%
      46,700     Cal Dive International, Inc. (a)                      2,530,556
     144,800     Friede Goldman Halter, Inc. (a)                       1,294,150
      78,000     Marine Drilling Cos., Inc. (a)                        2,184,000
--------------------------------------------------------------------------------
                                                                       6,008,706
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.5%
      56,000     Potlatch Corp. (b)                                    1,855,000
--------------------------------------------------------------------------------
Physician Practice Management -- 0.5%
     300,200     Caremark Rx, Inc. (a)                                 2,045,112
--------------------------------------------------------------------------------
Publishing -- 1.2%
      71,800     ADVO, Inc.                                            3,015,600
      10,000     Forrester Research, Inc. (a)                            728,125
      96,700     Mail-Well, Inc. (a)                                     834,037
--------------------------------------------------------------------------------
                                                                       4,577,762
--------------------------------------------------------------------------------
Railroad Equipment -- 0.1%
      47,511     Wabtec Corp.                                            492,927
--------------------------------------------------------------------------------
Real Estate -- 4.9%
      29,000     Castle & Cooke, Inc. (a)                                560,063
       2,900     Catellus Development Corp. (a)                           43,500
      38,200     Cousins Properties, Inc.                              1,470,700
     126,100     Equity Inns Inc.                                        772,362
      51,300     First Industrial Realty Trust, Inc.                   1,513,350
      64,500     General Growth Properties, Inc.                       2,047,875
      35,600     Health Care Property Investors, Inc.                    970,100
      38,500     IndyMac Bancorp, Inc. (a)                               522,156
      83,400     Liberty Property Trust                                2,163,187
      41,500     Mid-America Apartment Communities, Inc.                 996,000
      34,800     NVR, Inc. (a)                                         1,983,600
      64,900     Parkway Properties, Inc.                              1,979,450
      89,930     Reckson Associates Realty Corp.                       2,135,837
      49,300     Regency Realty Corp.                                  1,170,875
--------------------------------------------------------------------------------
                                                                      18,329,055
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

    SHARES                       SECURITY                               VALUE
================================================================================
Regional Telephone Carriers -- 1.5%
      31,600     Commonwealth Telephone Enterprises, Inc.           $  1,487,175
      67,550     CTC Communications Group, Inc. (a)                    2,431,800
      51,500     Intermedia Communications Inc. (a)(b)                 1,532,125
--------------------------------------------------------------------------------
                                                                       5,451,100
--------------------------------------------------------------------------------
Restaurants -- 1.6%
      77,187     Jack in the Box Inc. (a)                              1,900,730
     180,200     Lone Star Steakhouse & Saloon, Inc. (a)               1,824,525
      81,950     Sonic Corp. (a)                                       2,407,281
--------------------------------------------------------------------------------
                                                                       6,132,536
--------------------------------------------------------------------------------
Retail - Food -- 0.5%
      55,800     Hain Celestial Group, Inc. (a)                        2,047,162
--------------------------------------------------------------------------------
Retail - Department Stores -- 0.1%
      59,000     Ames Department Stores, Inc. (a)                        457,250
--------------------------------------------------------------------------------
Retail - Office Supplies -- 0.5%
      56,400     United Stationers Inc.                                1,825,950
--------------------------------------------------------------------------------
Retail - Specialty -- 2.7%
      60,000     AnnTaylor Stores Corp. (a)                            1,987,500
      65,700     Bebe Stores, Inc. (a)(b)                                550,238
     102,000     Burlington Coat Factory Warehouse Corp.               1,102,875
     104,900     The Cato Corp., Class A Shares                        1,219,463
      73,500     Chico's FAS, Inc. (a)(b)                              1,470,000
      48,300     Linens 'n Things, Inc. (a)                            1,310,137
      63,880     The Men's Wearhouse, Inc. (a)                         1,425,322
      82,500     Trans World Entertainment Corp. (a)                   1,000,312
--------------------------------------------------------------------------------
                                                                      10,065,847
--------------------------------------------------------------------------------
Savings and Loan -- 0.8%
      26,100     Astoria Financial Corp.                                 672,075
      58,900     Dime Bancorp Inc.                                       927,675
      71,900     Firstfed Financial Corp.                              1,015,587
      14,100     S1 Corp. (a)                                            328,706
--------------------------------------------------------------------------------
                                                                       2,944,043
--------------------------------------------------------------------------------
Securis Brokerage and Services -- 0.9%
      71,900     Affiliated Managers Group, Inc. (a)                   3,271,450
--------------------------------------------------------------------------------
Semiconductors -- 3.2%
      55,000     Alpha Industries, Inc.                                2,423,438
      77,453     Lam Research Corp. (a)(b)                             2,904,487
      49,300     Lattice Semiconductor Corp. (a)(b)                    3,407,862
      50,000     Micrel, Inc. (a)(b)                                   2,171,875
      18,800     MRV Communications, Inc. (a)(b)                       1,264,300
--------------------------------------------------------------------------------
                                                                      12,171,962
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

    SHARES                       SECURITY                               VALUE
================================================================================
Semiconductor - Equipment Manufacturing -- 3.5%
      36,400     Amkor Technology, Inc. (a)                         $  1,285,375
      37,700     Brooks Automation, Inc. (a)                           2,410,444
       9,400     Cree, Inc. (a)(b)                                     1,254,900
      38,800     Cypress Semiconductor Corp. (a)(b)                    1,639,300
      24,400     DuPont Photomasks, Inc. (a)                           1,671,400
      30,000     Kulicke and Soffa Industries, Inc. (a)(b)             1,781,250
      39,350     TranSwitch Corp. (a)                                  3,037,328
--------------------------------------------------------------------------------
                                                                      13,079,997
--------------------------------------------------------------------------------
Services - Business -- 1.2%
      49,300     ACNielsen Corp. (a)                                   1,084,600
      66,500     Complete Business Solutions, Inc. (a)                 1,167,906
      21,400     F.Y.I. Inc. (a)                                         720,912
      28,500     StarTek, Inc. (a)                                     1,435,688
--------------------------------------------------------------------------------
                                                                       4,409,106
--------------------------------------------------------------------------------
Services - Consumer -- 0.8%
      75,900     Education Management Corp. (a)                        1,370,944
      65,600     Rent-A-Center, Inc. (a)                               1,476,000
--------------------------------------------------------------------------------
                                                                       2,846,944
--------------------------------------------------------------------------------
Services - Employment -- 1.0%
     102,000     Interim Services, Inc. (a)                            1,810,500
      62,300     On Assignment, Inc. (a)                               1,900,150
--------------------------------------------------------------------------------
                                                                       3,710,650
--------------------------------------------------------------------------------
Shoes -- 0.2%
      47,500     Reebok International Ltd. (a)                           757,031
--------------------------------------------------------------------------------
Software -- 7.4%
      38,800     Advent Software, Inc. (a)                             2,502,600
      24,000     Allaire Corp. (a)                                       882,000
      49,100     Answerthink Inc. (a)                                    816,287
     125,100     AVT Corp. (a)                                           922,613
      78,800     AXENT Technologies, Inc. (a)                          1,955,225
     122,500     Datastream Systems, Inc. (a)                          1,531,250
      84,250     Dendrite International, Inc. (a)                      2,806,578
     129,500     Informix Corp. (a)                                      963,156
      23,500     ISS Group Inc. (a)(b)                                 2,320,258
      92,200     JDA Software Group, Inc. (a)                          1,769,088
      20,000     Mercury Interactive Corp. (a)                         1,935,000
       7,900     Micromuse Inc. (a)                                    1,307,326
      29,700     MicroStrategy Inc. (a)(b)                               891,000
     103,300     Progress Software Corp. (a)                           1,852,944
      41,400     Remedy Corp. (a)                                      2,308,050
      11,700     TriQuint Semiconductor, Inc. (a)(b)                   1,119,544
      53,100     Wind River Systems, Inc. (a)                          2,011,162
--------------------------------------------------------------------------------
                                                                      27,894,081
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

    SHARES                       SECURITY                               VALUE
================================================================================
Steel -- 0.2%
     105,600     AK Steel Holding Corp.                             $    844,800
--------------------------------------------------------------------------------
Telecommunications Equipment -- 4.8%
      62,900     Advanced Fibre Communications, Inc. (a)               2,850,156
      34,600     ANTEC Corp. (a)                                       1,438,063
      42,100     Aspect Communications Corp. (a)(b)                    1,655,056
      30,100     Carrier Access Corp. (a)                              1,591,538
      44,500     C-Cube Microsystems Inc. (a)                            873,313
      31,600     Digital Microwave Corp. (a)                           1,204,750
      41,850     Dycom Industries, Inc. (a)                            1,925,100
      46,650     MasTec, Inc. (a)                                      1,781,447
      28,800     Polycom, Inc. (a)                                     2,709,900
      11,200     Terayon Communication Systems, Inc. (a)                 719,425
      92,700     Westell Technologies, Inc., Class A Shares (a)        1,390,500
--------------------------------------------------------------------------------
                                                                      18,139,248
--------------------------------------------------------------------------------
Textiles - Apparel Manufacturers -- 0.3%
      51,450     Pacific Sunwear of California, Inc. (a)                 964,687
--------------------------------------------------------------------------------
Transportation -- 0.3%
      69,200     Airborne Freight Corp.                                1,310,475
--------------------------------------------------------------------------------
Trucks and Parts -- 0.3%
      36,400     Cummins Engine Co., Inc.                                991,900
--------------------------------------------------------------------------------
Trucking -- 0.4%
       2,900     Landstar System, Inc. (a)                               172,731
      46,800     USFrieghtways Corp.                                   1,149,525
--------------------------------------------------------------------------------
                                                                       1,322,256
--------------------------------------------------------------------------------
Utilities - Electrical -- 2.2%
     220,180     El Paso Electric Co.                                  2,463,264
      10,553     Energy East Corp.                                       201,167
      58,600     IDACORP, Inc.                                         1,889,850
      80,400     MDU Resources Group, Inc.                             1,738,650
      80,900     NorthWestern Corp.                                    1,870,812
--------------------------------------------------------------------------------
                                                                       8,163,743
--------------------------------------------------------------------------------
Utilities - Gas Distribution -- 1.1%
      41,500     New Jersey Resources Corp.                            1,579,594
      56,000     Southwest Gas Corp.                                     980,000
      67,900     UGI Corp.                                             1,391,950
--------------------------------------------------------------------------------
                                                                       3,951,544
--------------------------------------------------------------------------------
Utilities - Telecommunications Equipment -- 0.3%
      47,650     Harmonic Inc. (a)                                     1,179,337
--------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost -- $354,531,025)                              360,006,521
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

   SHARES                       SECURITY                               VALUE
================================================================================
U.S. TREASURY BILL -- 0.4%
$ 1,515,000   U.S. Treasury Bill, due 9/14/00 (c)
              (Cost -- $1,497,199)                                  $  1,497,673
================================================================================
REPURCHASE AGREEMENT -- 3.9%
 14,557,000   J.P. Morgan & Co., Inc., 6.500% due 7/3/00;
                Proceeds at maturity -- $14,564,885;
                (Fully collateralized by U.S. Treasury Bonds and
                Notes, 3.375% to 7.875% due 7/15/02 to 2/15/21;
                Market value -- $14,848,147) (Cost -- $14,557,000)    14,557,000
================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $370,585,224*)                               $376,061,194
================================================================================

(a)   Non-income producing security.

(b)   All or a portion of the security is on loan (See Note 7).

(c)   Security is segregated by the custodian for futures contracts commitments.

*     Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $370,585,224)                                        $376,061,194
     Cash                                                                                         978
     Collateral for securities on loan (Note 7)                                            59,287,061
     Receivable for securities sold                                                        10,506,918
     Receivable for Fund shares sold                                                        1,243,691
     Dividends and interest receivable                                                        240,686
     Receivable from broker - variation margin                                                250,025
-----------------------------------------------------------------------------------------------------
     Total Assets                                                                         447,590,553
-----------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities on loan (Note 7)                                               59,287,061
     Payable for securities purchased                                                      14,842,278
     Investment advisory fees payable                                                         203,684
     Administration fees payable                                                               31,725
     Distribution fees payable                                                                 19,443
     Accrued expenses                                                                          82,888
-----------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     74,467,079
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                         $373,123,474
=====================================================================================================
NET ASSETS:
     Par value of capital shares                                                         $     26,445
     Capital paid in excess of par value                                                  343,521,007
     Undistributed net investment income                                                      899,434
     Accumulated net realized gain from security transactions and futures contracts        23,606,375
     Net unrealized appreciation of investments and futures contracts                       5,070,213
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                         $373,123,474
=====================================================================================================
Shares Outstanding:
     Class A                                                                                3,126,491
     ------------------------------------------------------------------------------------------------
     Class B                                                                                2,184,953
     ------------------------------------------------------------------------------------------------
     Class L                                                                                1,219,105
     ------------------------------------------------------------------------------------------------
     Class Y                                                                               19,914,040
     ------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                      $      14.06
     ------------------------------------------------------------------------------------------------
     Class B *                                                                           $      13.65
     ------------------------------------------------------------------------------------------------
     Class L **                                                                          $      13.64
     ------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                      $      14.20
     ------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)                   $      14.80
     ------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                   $      13.78
=====================================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       17

--------------------------------------------------------------------------------
Statement of Operations (unaudited)       For the Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                                     $  1,554,987
     Interest                                                           773,328
     Less: Foreign withholding tax                                       (1,660)
--------------------------------------------------------------------------------
     Total Investment Income                                          2,326,655
--------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 2)                                1,181,997
     Distribution fees (Note 2)                                         281,069
     Administration fees (Note 2)                                       181,846
     Registration fees                                                   56,831
     Shareholder and system servicing fees                               48,465
     Audit and legal                                                     20,545
     Shareholder communications                                          19,593
     Custody                                                             12,466
     Directors' fees                                                      1,337
     Other                                                                5,876
--------------------------------------------------------------------------------
     Total Expenses                                                   1,810,025
--------------------------------------------------------------------------------
Net Investment Income                                                   516,630
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
     Realized Gain (Loss) From:
        Security transactions (excluding short-term securities)      27,096,909
        Futures contracts                                              (401,587)
--------------------------------------------------------------------------------
     Net Realized Gain                                               26,695,322
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments and
        Futures Contracts:
        Beginning of period                                          19,169,449
        End of period                                                 5,070,213
--------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                        (14,099,236)
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                        12,596,086
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 13,112,716
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

                                                                           2000             1999
=====================================================================================================
OPERATIONS:
     Net investment income                                            $     516,630    $   1,079,990
     Net realized gain                                                   26,695,322       65,293,020
     Decrease in net unrealized appreciation                            (14,099,236)      (4,324,590)
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                              13,112,716       62,048,420
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                       --         (649,805)
     Net realized gains                                                 (17,607,845)     (37,772,099)
-----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders          (17,607,845)     (38,421,904)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                                   147,229,618      182,774,760
     Net asset value of shares issued for reinvestment of dividends       3,437,519        7,478,235
     Cost of shares reacquired                                         (116,741,550)    (151,098,520)
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                 33,925,587       39,154,475
-----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                   29,430,458       62,780,991

NET ASSETS:
     Beginning of period                                                343,693,016      280,912,025
-----------------------------------------------------------------------------------------------------
     End of period*                                                   $ 373,123,474    $ 343,693,016
=====================================================================================================
  * Includes undistributed net investment income of:                  $     899,434    $     382,804
=====================================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Small Cap Blend Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange or on the Nasdaq National Market System are valued at closing prices on such exchange or market; securities for which no sales prices are reported are valued at the mean between the most recently quoted bid and ask prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Travelers Investment Management Company ("TIMCO"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays TIMCO a fee calculated at the annual rate of 0.65% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SSB Citi Fund Management LLC ("SSBC"), another subsidiary of SSBH, acts as the Fund's administrator. As compensation for its services, the Fund pays SSBC a fee calculated at the annual rate of 0.10% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the six months ended June 30, 2000, the Fund paid transfer agent fees of $40,982 to CFTC.


--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended June 30, 2000, SSB and its affiliates received brokerage commissions of $1,785.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2000, SSB and CFBDS received sales charges of approximately $73,000 and $38,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                                       Class B           Class L
================================================================================
CDSCs                                                  $36,000           $ 3,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class.

For the six months ended June 30, 2000, total Distribution Plan fees were as follows:

                                       Class A         Class B          Class L
================================================================================
Distribution Plan Fees                $ 57,277         $145,983         $ 77,809
================================================================================

All officers and one director of the Fund are employees of SSB.

3. Investments

For the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $153,303,879
--------------------------------------------------------------------------------
Sales                                                                133,086,695
================================================================================

At June 30, 2000, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 57,592,563
Gross unrealized depreciation                                       (52,116,593)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $  5,475,970
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires daily maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to the broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio.

The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At June 30, 2000, the Fund had the following open futures contracts:

                          # of                          Basis         Market       Unrealized
Purchased Contracts     Contracts     Expiration        Value          Value          Loss
==============================================================================================
Russell 2000               73            9/00        $19,480,657    $19,074,900    $(405,757)
==============================================================================================

6. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At June 30, 2000, the Fund had no open purchased call or put option contracts.

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.


--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

At June 30, 2000, the Fund loaned common stocks having a value of $57,702,784 and holds the following collateral for loaned securities:

Security Description                                                    Value
================================================================================
Time Deposits:
  Banco Bilboa, 7.13% due 7/3/00                                     $16,826,163
  Bank of Brussels, 7.13% due 7/3/00                                     849,610
  CAISSE des Depo, 7.06% due 7/3/00                                    8,352,897
  CAISSE des Cons, 6.94% due 7/3/00                                   16,826,163
  Credit Suisse, 7.13% due 7/3/00                                         49,915
  Credit Suisse, 7.16% due 7/3/00                                      4,374,802
  San Paolo, 7.00% due 7/3/00                                          8,413,082

Certificates of Deposit:
  Comerica Bank, 5.86% due 2/14/01                                       383,396

Floating Rate Notes:
  Bank One, 6.68% due 7/2/01                                           1,411,944
  Goldman, Sachs & Co., 5.28% due 8/23/00                              1,799,089
--------------------------------------------------------------------------------
Total                                                                $59,287,061
================================================================================
For the six months ended June 30, 2000, interest income earned by the Fund from securities lending was $119,992.

8. Capital Shares

At June 30, 2000, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At June 30, 2000, total paid-in capital amounted to the following for each class:

                         Class A        Class B         Class L       Class Y
================================================================================
Total Paid-in Capital   $ 32,850,676  $ 30,324,976   $ 16,280,123   $264,091,677
================================================================================


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                             Six Months Ended                          Year Ended
                                               June 30, 2000                        December 31, 1999
                                      ------------------------------         -------------------------------
                                        Shares             Amount              Shares              Amount
=============================================================================================================
Class A
Shares sold                            7,499,251       $ 108,266,393           9,105,221       $ 126,323,039
Shares issued on reinvestment             94,932           1,331,902             223,589           2,946,905
Shares reacquired                     (7,390,027)       (106,886,944)         (9,608,982)       (133,273,922)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                  204,156       $   2,711,351            (280,172)      $  (4,003,978)
=============================================================================================================
Class B
Shares sold                              292,372       $   4,159,728             715,813       $   9,567,489
Shares issued on reinvestment             98,302           1,339,861             234,980           3,024,197
Shares reacquired                       (271,261)         (3,837,297)           (683,740)         (9,004,356)
-------------------------------------------------------------------------------------------------------------
Net Increase                             119,413       $   1,662,292             267,053       $   3,587,330
=============================================================================================================
Class L
Shares sold                              521,381       $   7,369,652           1,056,665       $  14,118,611
Shares issued on reinvestment             56,222             765,756             117,104           1,507,133
Shares reacquired                       (413,792)         (5,878,964)           (661,100)         (8,820,242)
-------------------------------------------------------------------------------------------------------------
Net Increase                             163,811       $   2,256,444             512,669       $   6,805,502
=============================================================================================================
Class Y
Shares sold                            1,926,940       $  27,433,845           2,435,314       $  32,765,621
Shares reacquired                         (9,354)           (138,345)                 --                  --
-------------------------------------------------------------------------------------------------------------
Net Increase                           1,917,586       $  27,295,500           2,435,314       $  32,765,621
=============================================================================================================


--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class A Shares(1)                            2000(2)(3)      1999(3)      1998(3)        1997         1996         1995
=========================================================================================================================
Net Asset Value, Beginning of Period          $14.26         $13.35       $13.68        $12.30       $12.15       $11.78
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.01           0.02         0.00*         0.04         0.05         0.11
  Net realized and unrealized gain (loss)       0.46           2.65        (0.17)**       3.23         2.14         2.31
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.47           2.67        (0.17)         3.27         2.19         2.42
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           --          (0.08)          --         (0.04)       (0.04)       (0.11)
  Net realized gains                           (0.67)         (1.68)       (0.16)        (1.98)       (2.00)       (1.94)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.67)         (1.76)       (0.16)        (2.02)       (2.04)       (2.05)
-------------------------------------------------------------------------------------------------------------------------
Redemption Fee(4)                                 --             --           --          0.13           --           --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $14.06         $14.26       $13.35        $13.68       $12.30       $12.15
-------------------------------------------------------------------------------------------------------------------------
Total Return                                    3.31%++       21.09%       (1.31)%       28.25%       20.56%       18.90%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $43,946        $41,669      $42,747       $46,036      $52,911      $52,546
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.17%+         1.23%        1.33%         1.21%        1.21%        1.22%
  Net investment income                         0.11+          0.13         0.03          0.24         0.43         0.84
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           39%           104%         129%          140%         151%         177%
=========================================================================================================================

(1) The Fund operated as a closed-end investment company until June 23, 1997. As of that date all existing shares were converted to Class A shares. Closed-end funds are not subject to the same legal requirements as open-end funds, especially with respect to liquidity requirements. The total returns noted for each year may have been different if the Fund had been an open-end fund from inception. The Fund's total returns while it was a closed-end fund are based on net asset value.

(2)   For the six months ended June 30, 2000 (unaudited).

(3) Per share amounts have been calculated using the monthly average shares method.

(4) Amount relates to a redemption fee which was in effect through December 31, 1997.

*     Amount represents less than $0.01 per share.

** The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       25

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class B Shares                             2000(1)(2)       1999(2)      1998(2)       1997(3)
================================================================================================
Net Asset Value, Beginning of Period          $13.92         $13.09       $13.52       $13.34
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                          (0.05)         (0.09)       (0.09)       (0.01)
  Net realized and unrealized gain (loss)       0.45           2.60        (0.18)*       2.18
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.40           2.51        (0.27)        2.17
------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           --             --           --        (0.01)
  Net realized gains                           (0.67)         (1.68)       (0.16)       (1.98)
------------------------------------------------------------------------------------------------
Total Distributions                            (0.67)         (1.68)       (0.16)       (1.99)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $13.65         $13.92       $13.09       $13.52
------------------------------------------------------------------------------------------------
Total Return                                    2.89%++       20.21%       (2.07)%      16.73%++
------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $29,816        $28,746      $23,551      $12,685
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.97%+         2.04%        2.10%        1.99%+
  Net investment loss                          (0.69)+        (0.66)       (0.72)       (0.26)+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           39%           104%         129%         140%
================================================================================================

(1)   For the six months ended June 30, 2000 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from June 25, 1997 (inception date) to December 31, 1997.

* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class L Shares                              2000(1)(2)       1999(2)   1998(2)(3)  1997(4)
=============================================================================================
Net Asset Value, Beginning of Period          $13.91         $13.09      $13.51     $13.24
---------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                          (0.05)         (0.08)      (0.10)     (0.01)
  Net realized and unrealized gain (loss)       0.45           2.58       (0.16)*     2.27
---------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.40           2.50       (0.26)      2.26
---------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           --             --          --      (0.01)
  Net realized gains                           (0.67)         (1.68)      (0.16)     (1.98)
---------------------------------------------------------------------------------------------
Total Distributions                            (0.67)         (1.68)      (0.16)     (1.99)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $13.64         $13.91      $13.09     $13.51
---------------------------------------------------------------------------------------------
Total Return                                    2.89%++       20.12%      (1.99)%    17.53%++
---------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $16,634        $14,684      $7,101     $2,974
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.95%+         2.01%       2.13%      2.00%+
  Net investment loss                          (0.67)+        (0.61)      (0.74)     (0.26)+
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           39%           104%        129%       140%
=============================================================================================

(1)   For the six months ended June 30, 2000 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   On June 12, 1998, Class C shares were renamed Class L shares.

(4)   For the period from June 24, 1997 (inception date) to December 31, 1997.

* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class Y Shares                               2000(1)(2)        1999(2)       1998(2)       1997(3)
=====================================================================================================
Net Asset Value, Beginning of Period           $14.37          $13.34        $13.63        $13.87
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.03            0.08          0.06          0.01
  Net realized and unrealized gain (loss)        0.47            2.66         (0.16)*       (0.21)
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.50            2.74         (0.10)        (0.20)
-----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            --           (0.03)        (0.03)        (0.04)
  Net realized gains                            (0.67)          (1.68)        (0.16)           --
-----------------------------------------------------------------------------------------------------
Total Distributions                             (0.67)          (1.71)        (0.19)        (0.04)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $14.20          $14.37        $13.34        $13.63
-----------------------------------------------------------------------------------------------------
Total Return                                     3.49%++        21.55%        (0.80)%       (1.42)%++
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $282,727        $258,594      $207,513      $104,503
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       0.81%+          0.82%         0.94%         1.11%+
  Net investment income                          0.47+           0.56          0.44          0.58+
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            39%            104%          129%          140%
=====================================================================================================

(1)   For the six months ended June 30, 2000 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from October 17, 1997 (inception date) to December 31,
      1997.

* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

Smith Barney
Small Cap Blend
Fund, Inc.

Directors

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Sandip A. Bhagat, CFA
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager

Travelers Investment Management Company

Distributor

Salomon Smith Barney Inc.

Custodian

PFPC Trust Company

Transfer Agent

Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney Small Cap Blend Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

                                                     SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Small Cap Blend Fund, Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD01319 8/00